Goodwill and Other Intangibles (Summary of Goodwill by Segment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 18,851	$ 18,602
Additions	0	128
Foreign currency translation adjustments and other	129	121
Ending balance	18,980	18,851
Accumulated impairment
Canadian Personal And Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	902	902
Additions	0	0
Foreign currency translation adjustments and other	1	0
Ending balance	903	902
US Retail [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	14,663	14,620
Additions	0	0
Foreign currency translation adjustments and other	113	43
Ending balance	14,776	14,663
Wealth Management And Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,125	2,122
Additions	0	0
Foreign currency translation adjustments and other	7	3
Ending balance	2,132	2,125
Wholesale Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,161	958
Additions	0	128
Foreign currency translation adjustments and other	8	75
Ending balance	$ 1,169	$ 1,161
Pre-tax discount rates	13.30%	14.40%
Top of range [member] | Canadian Personal And Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	10.70%	9.90%
Top of range [member] | US Retail [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.80%	11.80%
Top of range [member] | Wealth Management And Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.90%	11.00%
Bottom of range [member] | Canadian Personal And Commercial Banking [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	9.90%	9.70%
Bottom of range [member] | US Retail [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	10.70%
Bottom of range [member] | Wealth Management And Insurance [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Pre-tax discount rates	11.00%	10.90%